 T-REX 2X Long XRP Daily Target ETF (XRPK)
T-REX 2X Long SOL Daily Target ETF (SOLX)

Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus
dated November 7, 2025
as supplemented from time to time

The changes described below are being made to the Prospectus.
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FUND SUMMARY – T-REX 2X LONG XRP DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.
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FUND SUMMARY – T-REX 2X LONG SOL DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

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For more information regarding this supplement please call 1-833-759-6110.

This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.